PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
March 31, 2024 (Unaudited)

Shares		Value

	COMMON STOCKS - 100.1%	$ 250,479,226
	(Cost $222,372,408)

	AUTOMOBILE MANUFACTURERS - 0.00%	1,867
10	Rivian Automotive, Inc. (Class A) *	109
10	Tesla, Inc. *	1,758

	BEVERAGES - 0%	2,488
30	Celsius Holdings, Inc. *	2,488

	BUSINESS SOFTWARE & SERVICES - 15.53%	38,863,266
10	Adobe, Inc. *	5,046
167,030	AppLovin Corporation (Class A) *	11,561,817
10	Atlassian Corporation PLC (Class A) (United Kingdom) *	1,951
10	Bill.com Holdings, Inc. *	687
10	Braze, Inc. (Class A) *	443
10	C3.ai, Inc. (Class A) *	271
10	Cadence Design Systems, Inc. *	3,113
10	Cloudflare, Inc. (Class A) *	968
10	Datadog, Inc. (Class A) *	1,236
10	GitLab Inc. (Class A) *	583
10	HashiCorp, Inc. (Class A) *	269
10	HubSpot, Inc. *	6,266
10	Intuit, Inc.	6,500
10	Microsoft Corp.	4,207
53,140	monday.com Ltd. (Israel) *	12,002,732
10	MongoDB, Inc. (Class A) *	3,586
10	Palantir Technologies Inc. (Class A) *	230
10	Samsara Inc. (Class A) *	378
10	ServiceNow, Inc. *	7,624
10	Snowflake Inc. (Class A) *	1,616
10	Synopsys, Inc. *	5,715
174,410	The Trade Desk, Inc. (Class A) *	15,246,922
10	Twilio Inc. (Class A) *	612
10	UiPath, Inc. (Class A) *	227
10	Unity Software Inc. *	267

	COMMUNICATION EQUIPMENT - 0.00%	4,000
10	Arista Networks, Inc. *	2,900
10	Ciena Corp. *	494
10	Coherent Corp. *	606

	COMMUNICATION SERVICES - 0.00%	654
10	Zoom Video Communications, Inc. (Class A) *	654

	COMPUTER HARDWARE - 8.86%	22,160,450
10	Apple, Inc.	1,715
107,090	Dell Technologies, Inc. - Class C	12,220,040
9,840	Super Micro Computer, Inc. *	9,938,695

	CRYPTOCURRENCY - 9.42%	23,578,146
10	CleanSpark, Inc. *	212
42,310	Coinbase Global, Inc. (Class A) *	11,217,227
10	Marathon Digital Holdings, Inc. *	226
10	MicroStrategy Incorporated *	17,046
10	Riot Platforms, Inc. *	122
613,180	Robinhood Markets, Inc. (Class A) *	12,343,313

	CYBERSECURITY EQUIPMENT & SERVICES - 2.91%	7,292,274
22,720	CrowdStrike Holdings, Inc. (Class A) *	7,283,805
10	Cyberark Software LTD (Israel) *	2,656
10	Okta, Inc. (Class A) *	1,046
10	Palo Alto Networks, Inc. *	2,841
10	Zscaler, Inc. *	1,926

	DATA STORAGE - 0.00%	520
10	Pure Storage, Inc. (Class A) *	520

	DRUG MANUFACTURERS - 0.00%	9,064
10	Eli Lilly and Company	7,780
10	Novo Nordisk A/S - ADR	1,284

	ENTERTAINMENT - 2.49%	6,240,425
10	Netflix, Inc.*	6,073
10	Roblox Corporation (Class A) *	382
10	Roku, Inc. (Class A) *	652
23,620	Spotify Technology S.A. (Luxembourg) *	6,233,318

	INTERNET SERVICES - 11.85%	29,643,378
10	Airbnb, Inc. (Class A) *	1,650
10	Alphabet, Inc. (Class A) *	1,509
97,640	Amazon.com, Inc. *	17,612,303
136,630	Carvana Co. (Class A) *	12,011,143
10	Global-e Online Ltd. (Israel) *	363
10	MercadoLibre, Inc. (Argentina) *	15,120
10	Opendoor Technologies, Inc. *	30
10	Shopify Inc. (Class A) (Canada) *	772
10	Zillow Group, Inc. (Class C) *	488

	INTERNET SOCIAL MEDIA - 6.94%	17,359,832
35,750	Meta Platforms, Inc. (Class A) *	17,359,485
10	Pinterest, Inc. (Class A) *	347

	IT FINANCIAL SERVICES - 4.95%	12,391,240
10	Affirm Holdings, Inc. (Class A) *	373
146,490	Block, Inc. (Class A) *	12,390,124
10	PayPal Holdings, Inc. *	670
10	SoFi Technologies, Inc. *	73

	SEMICONDUCTOR - 20.16%	50,438,736
10	Advanced Micro Devices, Inc. *	1,805
10	Ambarella, Inc. *	508
59,510	Arm Holdings PLC - ADR *	7,438,155
7,580	Broadcom, Inc.	10,046,608
10	Marvell Technology, Inc.	709
129,500	Micron Technology, Inc.	15,266,755
10	Monolithic Power Systems, Inc.	6,774
19,560	NVIDIA Corp.	17,673,634
10	ON Semiconductor Corporation *	735
10	Qualcomm, Inc.	1,693
10	Taiwan Semiconductor Manufacturing Company Limited - ADR	1,360

	SEMICONDUCTOR EQUIPMENT - 4.09%	10,228,108
10	Applied Materials, Inc.	2,062
10,520	ASML Holding N.V. - ADR	10,209,344
10	KLA Corporation	6,986
10	Lam Research Corp.	9,716

	SPORTS ENTERTAINMENT & GAMING - 6.75%	16,883,438
371,800	DraftKings Inc. (Class A) *	16,883,438

	TRANSPORT NETWORKS - 6.15%	15,381,340
111,680	DoorDash, Inc. (Class A) *	15,380,570
10	Uber Technologies, Inc. *	770

	EXCHANGE TRADED FUNDS - 0.00%	7,095
	(Cost $1,894)
10	Invesco QQQ ETF	4,440
10	iShares Bitcoin Trust *	405
10	VanEck Semiconductor ETF	2,250

	TOTAL INVESTMENT SECURITIES - 100.1%	250,486,321
	(Cost $222,374,302)

	Liabilities in Excess of Other Assets - -0.1%	(243,776)

	NET ASSETS - 100.00%	$ 250,242,545
	Equivalent to $23.35 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.